Earnings per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings per Share

9.               Earnings per Share:

The computation of basic earnings per share is based on the weighted average number of common shares outstanding for the six-month periods ended June 30, 2021 and 2022. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings per share gives effect to stock awards, stock options and restricted stock units using the treasury stock method, unless the impact is anti-dilutive.

The Company calculates basic and diluted earnings per share as follows:

	Six months ended June 30,
	2021	2022
Income / (Loss) :
Net income / (loss)	$159,972	$370,510

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	100,256,417	102,098,942
Basic earnings / (loss) per share	$1.60	$3.63

Effect of dilutive securities:
Dillutive effect of non vested shares	281,480	341,003
Weighted average common shares outstanding, diluted	100,537,897	102,439,945

Diluted earnings / (loss) per share	$1.59	$3.62